Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 5,490	$ 4,788	$ 3,265
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	715	920	278
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	(25)	(66)
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity	(51)
Changes in unrealized gains (losses) on derivative hedges	(74)	(343)	(383)
Foreign currency translation	14	(16)	24
Reclassification to earnings of realized gains and losses	376	363	365
Unrealized gains (losses) on retirement plans	(543)	(464)	(197)
Income taxes related to other comprehensive income	(172)	(166)	(5)
Total other comprehensive income (loss)	277	269	16
Comprehensive income	5,767	5,057	3,281
Comprehensive (income) loss attributable to noncontrolling interests	157	84	52
Comprehensive income attributable to U.S. Bancorp	$ 5,924	$ 5,141	$ 3,333